Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Aug. 15, 1996 TWD ($)
Commitments And Contingencies [Line Items]
Unused letters of credit	$ 10
Prepayments	3,330	$ 109			$ 1,728
Contract liabilities	$ 14,088	$ 460			$ 13,390	$ 12,234
Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates	46.26%
Singapore Telecommunications Limited [Member]
Commitments And Contingencies [Line Items]
Commitment amount			€ 177	$ 51
Prepayments | €			€ 50
Light Era Development Co Ltd [Member]
Commitments And Contingencies [Line Items]
Land presale contracts	$ 4,244
Contract liabilities	$ 460
Top of Range [Member] | Next Commercial Bank Co Ltd [Member]
Commitments And Contingencies [Line Items]
Ownership interest in associates	25.00%
Piping Fund [Member]
Commitments And Contingencies [Line Items]
Commitment amount							$ 2,000
Commitment to contribute to a Piping Fund, amount contributed							$ 1,000
Commitment to contribute to a Piping Fund, remaining amount	$ 1,000
Land and buildings [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	49
Telecommunications equipment [Member]
Commitments And Contingencies [Line Items]
Commitments for acquisitions of property, plant and equipment	$ 21,758